Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation	Stock-Based CompensationStock Options
The Company grants stock options under its Executive Stock Option Plan (“ESOP”) to selected individuals. The options provide the holder the right to purchase MFC common shares at an exercise price equal to the higher of the prior day, prior five-day or prior ten-day average closing market price of MFC common shares on the Toronto Stock Exchange on the date the options are granted. The options vest over a period not exceeding four years and expire not more than ten years from the grant date.
Effective with the 2015 grant, options may only be exercised after the fifth-year anniversary. A total of 73,600,000 common shares have been reserved for issuance under the ESOP.
Options outstanding

For the years ended December 31,	2025		2024
	Number of options (in millions)	Weighted average exercise price	Number of options (in millions)	Weighted average exercise price
Outstanding, January 1	11	$23.35	16	$22.73
Exercised	(3)	22.86	(5)	21.56
Outstanding, December 31	8	$23.51	11	$23.35
Exercisable, December 31	8	$23.51	6	$22.66

	Options outstanding			Options exercisable
For the year ended December 31, 2025	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$17.59 - $20.99	1	$17.59	0.15	1	$17.59	0.15
$21.00 - $24.73	7	$23.94	3.16	7	$23.94	3.16
Total	8	$23.51	2.96	8	$23.51	2.96
No stock options were granted in 2025 or 2024.
Compensation expense related to stock options was $nil for the year ended December 31, 2025 (2024 – $nil).
Deferred Share Units
In 2000, the Company granted deferred share units (“DSUs”) on a one-time basis to certain employees under the ESOP. These
DSUs vest over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs. The number of these DSUs outstanding was 45,000 as at December 31, 2025
(2024 – 149,000).
In addition, for certain employees and pursuant to the Company’s deferred compensation program, the Company grants DSUs under the Restricted Share Units (“RSUs”) Plan which entitle the holder to receive payment in cash equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. In 2025, the Company granted 22,000 DSUs (2024 – 45,000) to certain employees which vest after 36 months. In 2025, 77,000 DSUs (2024 – 44,000)
were granted to certain employees who elected to defer receipt of all or part of their annual bonus, and these DSUs vested immediately. In 2025, 16,000 DSUs (2024 – 19,000) were granted to certain employees who elected to defer payment of all or part of their RSUs, and these DSUs also vested immediately.
Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director’s retainer and fees in DSUs (which vest immediately) or common shares in lieu of cash. In 2025, 72,000 DSUs (2024 – 85,000) were issued under this arrangement. Upon termination of their Board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in their account, or at their direction, an equivalent number of common shares. The Company is allowed to issue up to one million common shares under this plan, after which awards may be settled using shares purchased in the open market.
The fair value of 187,000 DSUs issued during the year was $49.84 per unit as at December 31, 2025 (2024 – 193,000 at $44.16 per unit).

For the years ended December 31,
Number of DSUs (in thousands)	2025	2024
Outstanding, January 1	2,050	1,963
Issued	187	193
Reinvested	71	86
Redeemed	(634)	(191)
Forfeitures and cancellations	(3)	(1)
Outstanding, December 31	1,671	2,050
Of the DSUs outstanding as at December 31, 2025, 45,000 (2024 – 149,000) entitle the holder to receive common shares,
957,000 (2024 – 867,000) entitle the holder to receive payment in cash and 669,000 (2024 – 1,034,000) entitle the holder to receive payment in cash or common shares, at the option of the holder.
Compensation expense related to DSUs was $10 for the year ended December 31, 2025 (2024 – $10).
The carrying and fair value of the DSUs liability as at December 31, 2025 was $83 (2024 – $84) and was included in other liabilities.
Restricted Share Units and Performance Share Units
For the year ended December 31, 2025, 5.7 million RSUs (2024 – 6.7 million) and 1.2 million Performance Share Units (“PSUs”)
(2024 – 1.5 million) were granted to certain eligible employees under MFC’s Restricted Share Unit Plan. The fair value of the
RSUs and PSUs granted during the year was $49.84 per unit as at December 31, 2025 (2024 – $44.16 per unit). Each RSU and
PSU entitles the holder to receive payment equal to the market value of one common share, plus credited dividends, at the time of vesting, subject to any performance conditions.
RSUs and PSUs granted in March 2025 will vest after 36 months from their grant date and the related compensation expense is recognized over this period, unless the employee is eligible to retire at the time of grant or will be eligible to retire during the vesting period, in which case the cost is recognized at the grant date or over the period between the grant date and the date on which the employee is eligible to retire, respectively. Compensation expense related to RSUs and PSUs was $229 and $65, respectively, for the year ended December 31, 2025 (2024 – $215 and $96, respectively).
The carrying and fair value of the RSUs and PSUs liability as at December 31, 2025 was $932 (2024 – $910) and was included in other liabilities.
Global Share Ownership Plan
The Company’s Global Share Ownership Plan allows qualifying employees to apply up to five per cent of their annual base earnings toward the purchase of common shares. The Company matches a percentage of the employee’s eligible contributions up to a maximum amount. The Company’s contributions vest immediately. All contributions are used to purchase common shares in the open market on behalf of participating employees.